Shareholder Report, Holdings (Details) - STKd 100% Bitcoin & 100% Gold ETF [Member]	Mar. 31, 2026
First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
ProShares Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Reverse Repurchase Agreement, 4.00%, 4/1/26 with StoneX Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Chicago Mercantile Exchange Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Gold Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.10%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Reverse Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)